Property, Plant, and Equipment, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	$ 1,464	$ 580	$ 564
Impairment, long-lived asset, held-for-use, statement of income or comprehensive income [extensible enumeration]	Selling, General and Administrative Expense	Selling, General and Administrative Expense
Capital expenditures incurred but not yet paid	$ 384	$ 235	187
Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Depreciation, depletion and amortization	1,363	528	512
North America
Property, Plant and Equipment [Line Items]
Property, plant, and equipment impairment	23		14
Europe, MEA and APAC
Property, Plant and Equipment [Line Items]
Property, plant, and equipment impairment	$ 1	$ 5	$ 55